Income Taxes - Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses [Abstract]
Mineral property interests	$ 11,572,000	$ 10,660,000
Equipment	362,000	361,000
Operating losses carried forward	19,155,000	18,277,000
Capital losses and other	3,882,000	4,303,000
Unrecognized deductible temporary differences	$ 34,971,000	$ 33,601,000